Portfolio of Investments
Wanger Select, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 2.8%
Entertainment 2.8%
Zynga, Inc., Class A(a)	340,809	3,108,178
Total Communication Services		3,108,178
Consumer Discretionary 14.8%
Diversified Consumer Services 7.0%
Bright Horizons Family Solutions, Inc.(a)	28,875	4,390,155
Chegg, Inc.(a)	46,200	3,300,528
Total		7,690,683
Hotels, Restaurants & Leisure 5.2%
Planet Fitness, Inc., Class A(a)	39,500	2,433,990
Wingstop, Inc.	23,750	3,245,438
Total		5,679,428
Household Durables 2.6%
Skyline Champion Corp.(a)	106,300	2,845,651
Total Consumer Discretionary		16,215,762
Consumer Staples 2.6%
Food & Staples Retailing 2.6%
BJ’s Wholesale Club Holdings, Inc.(a)	67,000	2,783,850
Total Consumer Staples		2,783,850
Financials 3.5%
Banks 3.5%
SVB Financial Group(a)	15,944	3,836,445
Total Financials		3,836,445
Health Care 34.2%
Biotechnology 15.0%
Acceleron Pharma, Inc.(a)	23,700	2,666,961
Exact Sciences Corp.(a)	38,800	3,955,660
Intercept Pharmaceuticals, Inc.(a)	53,100	2,201,526
Natera, Inc.(a)	39,100	2,824,584
Sarepta Therapeutics, Inc.(a)	14,075	1,976,552
Seattle Genetics, Inc.(a)	14,458	2,829,286
Total		16,454,569
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 6.4%
Masimo Corp.(a)	20,385	4,812,083
Penumbra, Inc.(a)	11,075	2,152,759
Total		6,964,842
Health Care Providers & Services 7.7%
Chemed Corp.	9,208	4,423,063
Encompass Health Corp.	61,484	3,995,230
Total		8,418,293
Life Sciences Tools & Services 2.4%
Pra Health Sciences, Inc.(a)	25,986	2,636,020
Pharmaceuticals 2.7%
Horizon Therapeutics PLC(a)	38,400	2,982,912
Total Health Care		37,456,636
Industrials 12.4%
Electrical Equipment 4.6%
Atkore International Group, Inc.(a)	97,170	2,208,674
Generac Holdings, Inc.(a)	14,850	2,875,554
Total		5,084,228
Machinery 7.8%
IDEX Corp.	24,500	4,469,045
SPX Corp.(a)	86,923	4,031,489
Total		8,500,534
Total Industrials		13,584,762
Information Technology 28.6%
IT Services 7.1%
GoDaddy, Inc., Class A(a)	58,833	4,469,543
LiveRamp Holdings, Inc.(a)	64,378	3,332,849
Total		7,802,392
Semiconductors & Semiconductor Equipment 2.8%
Teradyne, Inc.	38,000	3,019,480
Software 18.7%
Alteryx, Inc., Class A(a)	23,258	2,640,946
ANSYS, Inc.(a)	6,875	2,249,706
Blackline, Inc.(a)	30,100	2,697,863
Cadence Design Systems, Inc.(a)	27,741	2,958,023
Wanger Select | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Wanger Select, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Elastic NV(a)	25,200	2,718,828
Mimecast Ltd.(a)	99,050	4,647,426
Qualys, Inc.(a)	26,593	2,606,380
Total		20,519,172
Total Information Technology		31,341,044
Total Common Stocks (Cost $86,463,229)		108,326,677

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	3,803,780	3,803,399
Total Money Market Funds (Cost $3,803,107)		3,803,399
Total Investments in Securities (Cost: $90,266,336)		112,130,076
Other Assets & Liabilities, Net		(2,569,817)
Net Assets		109,560,259

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	2,808,242	35,044,427	(34,049,562)	292	3,803,399	1,102	16,239	3,803,780
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Wanger Select | Quarterly Report 2020